Investment Objectives and Goals - NAA Allocation ETF	Nov. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – NAA ALLOCATION ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The NAA Allocation ETF (the “Fund”) seeks long-term capital growth.